Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss for the year	$ (124,842)	$ (64,553)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	35,651	27,052
Stock-based compensation	158,456	95,720
Provision for uncollectible receivables related to merchant cash advances and loans receivable	15,912	5,922
Deferred income taxes	(37,918)	0
Unrealized foreign exchange loss	3,181	1,272
Changes in operating assets and liabilities:
Trade and other receivables	(56,181)	(32,649)
Merchant cash advances and loans receivable	(74,211)	(50,694)
Other current assets	(12,401)	(10,816)
Accounts payable and accrued liabilities	84,563	20,641
Income tax assets and liabilities	64,648	0
Deferred revenue	12,305	9,015
Lease assets and liabilities	1,452	8,414
Net cash provided by operating activities	70,615	9,324
Cash flows from investing activities
Purchase of marketable securities	(2,718,604)	(2,447,955)
Maturity of marketable securities	2,477,038	1,698,264
Acquisitions of property and equipment	(56,759)	(27,950)
Acquisitions of intangible assets	(5,638)	(13,595)
Acquisition of businesses, net of cash acquired	(265,512)	(19,397)
Net cash used by investing activities	(569,475)	(810,633)
Cash flows from financing activities
Proceeds from the exercise of stock options	48,337	30,494
Proceeds from public offering, net of issuance costs	688,014	1,041,688
Net cash provided by financing activities	736,351	1,072,182
Effect of foreign exchange on cash and cash equivalents	1,742	(1,867)
Net increase in cash and cash equivalents	239,233	269,006
Cash and cash equivalents – Beginning of Year	410,683	141,677
Cash and cash equivalents – End of Year	649,916	410,683
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities included in cash flows from operating activities	15,611
Lease liabilities arising from obtaining right-of-use assets	153,053
Acquired property and equipment remaining unpaid	7,878	1,931
Acquired intangible assets remaining unpaid	0	322
Capitalized stock-based compensation	$ 854	$ 1,970